Commitment and contingencies	12 Months Ended
Mar. 31, 2026
Commitment And Contingencies
Commitment and contingencies

38. Commitment and contingencies

a) Capital and other commitments:

There are no contractual commitments for capital expenditure pending as at March 31, 2026 and March 31, 2025.

b) Contingent liabilities

i) Contingent liabilities not provided for in respect of:

	March 31, 2025	March 31, 2026
Claims against the Group not recognized as debts*	103,829	143,261
Service tax demand**	35,377	8,170
Income tax demand***	821,929	835,567
Goods and service tax demand****	64,689	109,293
Bank Guarantee (refer note 32)	121,000	224,872
	1,146,824	1,321,163

*	These represent claims made by the customers due to service related issues, which are contested by the Group and are pending in various District Consumer Redressal Forums in India. Also these include demand raised under Section 6 of The Employees’ Provident Fund and Misc. Provisions Act,1952 for the financial year 2017-18 and 2018-19. The management does not expect these claims/ demands to succeed and, accordingly, no provision has been recognized in the consolidated financial statements. Therefore, the same has been classified as a contingent liability.

** Service tax demand includes:

- ' - INR 8,170 (March 31, 2025: INR 27,855), represents show cause cum demand notices raised by service tax authorities over the Group. Based on the Group’s evaluation, the management believes that likelihood of demand materialising is not probable, and accordingly, no provision has been recognised in the consolidated financial statements.

*** Income tax demand includes:

- INR 307,950 (March 31, 2025: Nil), represents show cause cum demand notices raised by Income Tax authorities over subsidiary companies. Based on the Group’s evaluation, the management believes that likelihood of demand materialising is not probable, and accordingly, no provision has been recognised in the consolidated financial statements.

- INR 527,620 (March 31, 2025: INR 821,929), on account of certain additions/disallowance made in one of the subsidiary company, represents income tax demand for the financial year 2021–22. The subsidiary company has filed an appeal before the Commissioner of Income Tax (Appeals) in respect of the demand. Based on the Group’s evaluation, believes that likelihood of demand materialising is not probable, and accordingly, no provision has been recognised in the consolidated financial statements.

**** Goods and service tax demand includes:

INR 109,293 (March 31, 2025: INR 64,689), represents show cause cum demand notices raised by GST authorities w.r.t. alleged excess Input Tax Credit (ITC) claims and discrepancies identified in the GST returns filed for the financial years 2017 to 2022 and 2025-26. Based on the Group’s evaluation, believes that likelihood of demand materialising is not probable, and accordingly, no provision has been recognised in the consolidated financial statements.

c) Lease commitment -Group as lessee

As lessee, the Group’s obligation arising from non-cancellable leases are mainly related to lease arrangements for real estate.

There were no short term non-cancellable lease contract outstanding as at March 31, 2025 and March 31, 2026.

During the year ended March 31, 2026, INR 15,066 was recognized as rent expense under other operating expenses in statement of profit and loss in respect of operating leases (March 31, 2025: INR 10,968 and March 31, 2024: INR 3,646). Refer note 42.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)